Borrowings - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended								12 Months Ended					12 Months Ended		1 Months Ended
	Aug. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 30, 2012	Dec. 31, 2009	Dec. 31, 2012 Margin Requirements	Dec. 31, 2012 Collateral Requirements	Dec. 31, 2012 Accrued expenses and other liabilities	Dec. 31, 2012 Senior Notes Due 2022	Aug. 31, 2012 Senior Notes Due 2022	Dec. 31, 2012 Senior Notes Due 2015 to 2022 Minimum	Dec. 31, 2012 Senior Notes Due 2015 to 2022 Maximum	Dec. 31, 2012 Medium Term Notes Due 2017	Dec. 31, 2012 Credit Facility Due June 2013	Dec. 06, 2012 Senior Notes Due 2015	Dec. 21, 2012 Senior Notes Due 2014 Exchanged For Senior Notes Due 2022	Aug. 31, 2012 Senior Notes Due 2014 Exchanged For Senior Notes Due 2022
Debt Instrument [Line Items]
Senior Notes maturity range, start										2015
Senior Notes maturity range, end										2022
Fixed interest rate, long-term debt												0.85%	4.45%	6.375%		0.85%
Debt instrument maturity year											2022			2017		2015		2014
Interest rate											3.225%							4.95%
Senior notes, exchange amount																		$ 256,000,000
Cash consideration paid on debt exchange	19,000,000
Issued Senior Notes																350,000,000
Notes Redeemed					202,000,000												494,000,000
Payment of make-whole premium																	31,000,000
Payment of debt principal		732,000,000	116,000,000	205,000,000													494,000,000
Fixed-to-floating rate trust preferred securities original face amount	300,000,000
Redemption price of Fixed-to-Floating Rate Trust Preferred Securities	207,000,000
Percentage of redemption price to liquidation amount of each trust preferred security	100.00%
Finance lease obligation lease payment term		20 years
Finance lease obligation		95,000,000	100,000,000
Remaining finance lease obligation lease payment term		12 years
Maximum issuance of unsecured Commercial Paper Notes		1,500,000,000
Current limit for commercial paper program		800,000,000
Maximum maturities days of Commercial Paper Notes		270 days
Commercial Paper Notes, amount outstanding									300,000,000
Commercial Paper Notes, repayment date		Jan. 02, 2013
Committed, unsecured credit facility with a group of eleven banks															800,000,000
Unsecured credit facility, expiration date															2013-06
Minimum level of stockholders' equity required under credit facility		5,800,000,000
Stockholders' equity		9,589,000,000	7,714,000,000	6,226,000,000		5,073,000,000
Unsecured bank credit lines with a group of six banks		842,000,000
Line of credit facility remaining borrowing capacity		642,000,000
Aggregate face amount of letter of credit agreements							$ 325,000,000	$ 74,000,000